Principal Accounting Policies - Statutory reserves, Dividends (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares
Statutory Reserves
Appropriations to statutory reserves | ¥	¥ 1.1	¥ 6.5	¥ 3.4
Dividends
Dividends declared			¥ 653.9	$ 100
Dividends payable, per share				$ 0.1714
ADS
Dividends
Dividends payable, per share				$ 8.2272